Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share
Schedule of Earnings per share of basic and diluted

	2017	2016	2015
	EURm	EURm	EURm
Basic
(Loss)/profit for the year attributable to equity holders of the parent
Continuing operations	(1 473)	(751)	1 192
Discontinued operations	(21)	(15)	1 274
Total	(1 494)	(766)	2 466
Diluted
Effect of profit adjustments
Profit adjustment relating to Alcatel Lucent American Depositary Shares	–	(8)	–
Elimination of interest expense, net of tax, on convertible bonds, where dilutive	–	–	36
Total effect of profit adjustments	–	(8)	36
(Loss)/profit attributable to equity holders of the parent adjusted for the effect of dilution
Continuing operations	(1 473)	(759)	1 228
Discontinued operations	(21)	(15)	1 274
Total	(1 494)	(774)	2 502
	000s shares	000s shares	000s shares
Basic
Weighted average number of shares in issue	5 651 814	5 732 371	3 670 934
Diluted
Effect of dilutive shares
Effect of dilutive equity-based share incentive programs
Restricted shares and other	–	–	4 253
Performance shares	–	–	3 179
Stock options	–	–	1 971
Total effect of dilutive equity-based share incentive programs	–	–	9 403
Effect of other dilutive shares
Alcatel Lucent American Depositary Shares	–	8 746	–
Assumed conversion of convertible bonds	–	–	268 975
Total effect of other dilutive-shares	–	8 746	268 975
Total effect of dilutive shares	–	8 746	278 378
Adjusted weighted average number of shares	5 651 814	5 741 117	3 949 312

Earnings per share attributable to equity holders of the parent	EUR	EUR	EUR
Basic earnings per share
Continuing operations	(0.26)	(0.13)	0.32
Discontinued operations	0.00	0.00	0.35
(Loss)/profit for the year	(0.26)	(0.13)	0.67
Diluted earnings per share
Continuing operations	(0.26)	(0.13)	0.31
Discontinued operations	0.00	0.00	0.32
(Loss)/profit for the year	(0.26)	(0.13)	0.63